Regulatory Matters and Insurance of Accounts	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Regulatory Matters and Insurance of Accounts
14.	Regulatory Matters and Insurance of Accounts

The Company’s subsidiary bank, ESB Bank, is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements could result in certain mandatory – and possibly additional discretionary – actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and their related classification for the Bank are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Quantitative measures established by regulation to ensure capital adequacy requires the Bank to maintain minimum amounts and ratios (set forth in the table below) of total capital (as defined in the regulations), tier 1 leverage capital (as defined) and tier 1 risk-based capital (as defined). As of December 31, 2013, the Bank met all capital adequacy requirements to which it is subject.

As of December 31, 2013 and 2012, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total, tier 1 leverage and tier 1 risk-based capital ratios as set forth in the following table. As of December 31, 2013, there are no conditions or events since that notification that have changed the categorization.

Tier 1 leverage capital level in the following table is presented as a percentage of total adjusted assets (as defined in the regulations); total capital and tier 1 risk based capital levels are shown as a percentage of risk-weighted assets (as defined).

The minimum required regulatory capital percentages to be well capitalized under prompt corrective action provisions is 5%, 6% and 10% for tier 1 leverage, tier I risk-based and total capital ratios, respectively.

The following table sets forth certain information concerning regulatory capital of the Bank:

(Dollar amounts in thousands)	Actual		For Capital Adequacy Purposes:		To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2013:
Total Capital	$171,660	15.94%	$86,170	8.00%	$107,713	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$164,710	9.11%	$72,305	4.00%	$90,381	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$164,710	15.29%	$43,085	4.00%	$64,628	6.00%
(to Risk Weighted Assets)

As of December 31, 2012:
Total Capital	$164,082	15.21%	$86,309	8.00%	$107,886	10.00%
(to Risk Weighted Assets)
Tier 1 Leverage Capital	$157,313	8.70%	$72,355	4.00%	$90,444	5.00%
(to Adjusted Tangible Assets)
Tier 1 Risk Based Capital	$157,313	14.58%	$43,154	4.00%	$64,732	6.00%
(to Risk Weighted Assets)